Concentrations (Details Narrative) - Beeline Financial Holdings Inc [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal deposit insurance corporation	$ 250,000	$ 250,000
Beeline [Member]
Escrow deposit		574,012.33	$ 375,765.12
Nimble Title [Member]
Escrow deposit		$ 23,446.78